Convertible Debentures and Fair Value Measurements (Tables)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Schedule of Additional inputs used in the fair value measurement
Input	June 30, 2022	December 31, 2021
Implied borrowing rate	50.0%	52.0%

Input	December 31, 2021
Implied borrowing rate	52.0%
Annualized volatility	68.6%

Shedule of detachable warrants was determined using a Black-Scholes valuation model
Expected term (in years)	3 years
Expected volatility	87.2% – 89.0%
Risk-free interest rate	0.17% – 0.32%
Expected dividend yield	0%

Schedule of fair value hierarchy, the Company’s financial liabilities that are measured at fair value on a recurring basis
	Fair Value Measurements Using Inputs Considered as:
June 30, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$37,953	$—	$—	$37,953
2022 Bridge Debentures	46,733	—	—	46,733
Total liabilities	$84,686	$—	$—	$84,686

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203

	Fair Value Measurements Using Inputs Considered as:
September 30, 2022	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Warrant liability	$1,038	$1,006	$32	$-
Forward purchase derivative	1,284	-	-	1,284
Total liabilities	$2,322	$1,006	$32	$1,284

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
2021 Bridge Debentures	$32,203	$-	$-	$32,203
Total liabilities	$32,203	$-	$-	$32,203

	Fair Value Measurements Using Inputs Considered as:
December 31, 2021	Fair Value	Level 1	Level 2	Level 3
Liabilities:
Convertible debentures	$32,203	$—	$—	$32,203
Total liabilities	$32,203	$—	$—	$32,203